John Deere Owner Trust 2020	EXHIBIT 99.2
Statement to Certificateholders

$299,500,000 Class A-1 1.10000% Asset Backed Notes due March 15, 2021
$335,000,000 Class A-2 1.01% Asset Backed Notes due January 17, 2023
$296,850,000 Class A-3 1.10% Asset Backed Notes due August 15, 2024
$79,190,000 Class A-4 1.21% Asset Backed Notes due November 16, 2026
$25,918,396 Overcollateralization

Payment Date:				16-Feb-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$40,593,087.30
		per $1,000 original principal amount:		$121.17

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$40,593,087.30

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$206,826.10
			per $1,000 original principal amount:	$0.62

		(iii)	Class A-3 Notes:	$272,112.50
			per $1,000 original principal amount:	$0.92

		(iv)	Class A-4 Notes:	$79,849.92
			per $1,000 original principal amount:	$1.01

		(v)	Total:	$558,788.52

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$615,877,057.25

	(b)	Note Value at end of related Collection Period:		$607,099,286.90

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$25,918,396.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$205,140,891.32
		(ii)	A-2 Note Pool Factor:	0.6123609

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$296,850,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$79,190,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$547,420.81
		(i) per $1,000 original principal amount:	$0.52
	(b)	Amount of Servicing Fee earned:	$547,420.81
	(c)	Amount of Servicing Fee paid:	$547,420.81
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,684,204.61

(11)	(i)	Amount in Reserve Account:	$10,364,584.00
	(ii)	Specified Reserve Account Balance:	$10,364,584.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$7,221,776.89
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.17%

(13)	(i)	Aggregate amount of net losses for the collection period:	$57,724.17
	(ii)	Cumulative amount of net losses:	$744,631.22
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.07%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$922,745.87
		(ii) % of Pool Balance:	0.14%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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